Business combinations - Cenat Narrative (Detail) - Cenat - Fair value at acquisition date [member] € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Total cash flow	€ (1,543)
Cash and cash equivalents acquired	4
Acquisition price paid in cash	(1,547)
Undiscounted earn-out scenario min	610
Undiscounted earn-out scenario max	€ 1,507
Minimum probability	0.00%
Maximum probability	40.00%
Cumulative probability of at least	50.00%
Contingent consideration over the coming years	€ 2,250
Fair value of the contingent consideration as of December 31, 2015	1,310
Contribution to the
Gain of fairvalue adjustment	0
Fair value contingent consideration	905
Fair value contingent consideration current portion	257
Range min cumulative probability > 50%	610
Range max cumulative probability > 50%	641
Min contingent consideration over the coming years	€ 0